Statement of Compliance	6 Months Ended
Jun. 30, 2019
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Statement of Compliance

2. STATEMENT OF COMPLIANCE

The Condensed Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standard Board (“IASB”) and were approved and authorized for issuance by the Board of Directors of the Company September 16, 2019.

Due to the listing of ordinary shares of the Company on Euronext Paris and in accordance with the European Union’s regulation No. 1606/2002 of July 19, 2002, the Condensed Consolidated Financial Statements of the Company are also prepared in accordance with IFRS, as adopted by the European Union (EU).

As of June 30, 2019, all IFRS that the IASB had published and that are mandatory are the same as those adopted by the EU and mandatory in the EU. As a result, the Condensed Consolidated Financial Statements comply with International Financial Reporting Standards as published by the IASB and as adopted by the EU.

The Condensed Consolidated Financial Statements as of June 30, 2019 have been prepared in accordance with the standard IAS 34, “Interim financial reporting.” As condensed financial statements, they do not include all information that would be required by the full IFRS standards. They must be read in conjunction with the consolidated financial statements for the year ended December 31, 2018.

Except for the standards applicable as of January 1, 2019 described below, the standards applied in the preparation of the Condensed Consolidated Financial Statements are the same as those applied to prepare the financial statements as of December 31, 2018.

The Company adopted the following standards, amendments and interpretations that are mandatory as of January 1, 2019:

•	IFRS 16 – Leases;

•	IFRIC 23 – Uncertainty over income tax treatments;

•	Amendments to IFRS 9 – Prepayment features with negative compensation;

•	Amendments to IAS 28 – Long term Interests in Associates and Joint Ventures;

•	Amendments to IAS 19 – Plan Amendment, Curtailment or Settlement;

•	Annual Improvements to IFRS Standards 2015-2017 Cycle.

These new texts did not have any significant impact on the Company’s results or financial position with the exception of IFRS 16 (refer to note 3.4).The standards and interpretations that are optionally applicable to the Company as of June 30, 2019 were not applied in advance.

Recently issued accounting pronouncements that may be relevant to the Company’s operations but have not yet been adopted are as follows:

•	Amendments to References to the Conceptual Framework in IFRS Standards

•	Amendments to IFRS 3 – Business Combinations

•	Amendments to IAS 1 and IAS 8: Definition of Material